INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

The following table provides a detailed breakdown of investments in financial assets (in thousands) as reported in the condensed consolidated balance sheets:

Description	Cost or Amortized Cost December 31, 2024	Cost or Amortized Cost June 30, 2025	Estimated Fair Value December 31, 2024	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Gains	Estimated Fair Value June 30, 2025
Fixed Income	$9,289	$5,069	$9,370	$(4,523)	$222	$3	$5,072
Investment Certificate	79	86	79	7	-	-	86
Total	$9,368	$5,155	$9,449	$(4,516)	$222	$3	$5,158